Leases - Summary of Future Minimum Payments (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022		$ 13,470
2023		12,663
2024		11,082
2025		7,086
2026		2,001
Thereafter		503
Total		46,805
Less: present value discount		(4,706)
Operating lease liabilities	$ 39,200	$ 42,099	$ 56,227